INVENTORIES - Disclosure of Detailed Information About Inventories (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Classes of current inventories [abstract]
Finished goods	$ 9,661	$ 5,036
Work-in-process	3,675	4,162
Stockpile	14,747	6,580
Silver coins and bullion	4,089	8,613
Materials and supplies	52,581	38,133
Total current inventories	$ 84,753	$ 62,524